Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	¥ 4	¥ 29	¥ (10)	¥ 43
Unrealized gains/(losses), Liabilities	[1]	5	13	34	6
Trading assets and private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	2	(1)	(2)	3
Trading assets and private equity and debt investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	2	1	0	0
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	3	1	2	2
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0	0	0
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0	0	0
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(2)	0	0	1
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0	0	0
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0	0	0
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(2)	(1)	(1)	2
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	1	(2)	(3)	(2)
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0	0	0
Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	4	25	11	24
Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	11	(4)	15	(9)
Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(5)	(3)	3	2
Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(2)	5	(7)	(1)
Derivatives, net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	8	23	22	16
Subtotal [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	10	22	20	19
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	3	2	4	1
Collateralized agreements [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0		0	0
Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(9)	5	(34)	23
Trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0	0	0
Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0		0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]			0	0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0	0	0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]		0
Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	(1)	5	0	3
Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	0	0	1	0
Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	5	8	19	4
Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	¥ 1	¥ 0	¥ 14	¥ (1)

[1]	Includes gains and losses reported within Net gain on trading, Gain on private equity and debt investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[3]	Includes changes in unrealized gains and losses in Other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period. They were ¥2 billion and ¥3 billion for the six months ended September 30, 2021 and 2022 respectively and ¥0 billion and ¥2 billion for the three months ended September 30, 2021 and 2022, respectively.